Quarterly Financial Summary (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary (Unaudited)

Note 17—Quarterly financial summary (unaudited)

Unaudited quarterly results for the last two years were as follows (in thousands, except per share data):

	Q1	Q2	Q3	Q4
2016
Net sales	52,673	44,147	56,312	76,436
Gross profit	29,300	25,137	32,478	45,320
Net income (loss)	3,804	(2,715)	(2,377)	6,601
Net income (loss) attributable to common stockholders	(34,143)	(96,389)	(373,605)	6,378
Net income (loss) per share:
Basic	$(69.57)	$(117.31)	$(73.13)	$0.15
Diluted	$(69.57)	$(117.31)	$(73.13)	$0.13
2015
Net sales	38,941	36,253	50,783	65,436
Gross profit	20,190	19,108	26,002	35,029
Net income (loss)	1,315	1,363	(748)	2,427
Net loss attributable to common stockholders	(1,580)	(1,623)	(4,701)	(39,706)
Net loss per share:
Basic	$(57.26)	$(58.82)	$(154.42)	$(1,151.13)
Diluted	$(57.26)	$(58.82)	$(154.42)	$(1,151.13)